Post-employment Benefits - Summary of Changes in Discount Rate (Parenthetical) (Detail)	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Percentage increase in discount rate	0.05%
Percentage decrease in discount rate	0.05%